Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	4,129,790
Granted	2,306,000
Exercised
Expired or canceled, during the period	532,500
Forfeited, during the period	2,095,037
Ending Balance, Number of Options/Warrants	3,808,253
Options/Warrants exercisable	2,028,532
Beginning Balance, Weighted Average Exercise Price	$ 0.74
Granted, Weighted Average Exercise Price	$ 0.31
Exercised, Weighted Average Exercise Price
Expired or canceled, during the period	$ 0.70
Forfeited, Weighted Average Exercise Price	$ 0.61
Ending Balance, Weighted Average Exercise Price	$ 0.55
Exercisable, Weighted Average Exercise Price	$ 0.75
Non-Employee Stock Option [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	200,000
Granted	50,000
Exercised
Expired or canceled, during the period
Forfeited, during the period
Ending Balance, Number of Options/Warrants	250,000
Options/Warrants exercisable	225,000
Beginning Balance, Weighted Average Exercise Price	$ 0.93
Granted, Weighted Average Exercise Price	$ 0.30
Expired or canceled, during the period
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 0.81
Exercisable, Weighted Average Exercise Price	$ 0.87